Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 869	$ 0
New financial assets originated or purchased	291,865	136,559
Financial assets that have been derecognized	(162,519)	(114,655)
Foreign exchange and other movements	(4,773)	20,589
Allowance for loan losses	747,617	545,199	$ 484,707
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(1,344)	0
New financial assets originated or purchased	(2,312)	3,481
Financial assets that have been derecognized	(5,316)	(5,501)
Foreign exchange and other movements	5,845	855
Allowance for loan losses	73,465	78,501	66,117
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(314)
New financial assets originated or purchased	125,212
Financial assets that have been derecognized	(76,578)
Foreign exchange and other movements	(5,849)
Allowance for loan losses	220,791	256,417
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	23,134,814	21,482,490
- Charge-offs	(315,765)	(173,272)
- Changes due to modifications that did not result in derecognition	(265,977)
New financial assets originated or purchased	8,916,631	7,343,332
Financial assets that have been derecognized	(8,450,587)	(6,055,454)
Foreign exchange and other movements	(401,135)	537,718
Ending balance	22,617,981	23,134,814
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,460,544	14,366,900
- Charge-offs	(168,662)	(98,686)
- Changes due to modifications that did not result in derecognition	(174,255)
New financial assets originated or purchased	6,663,157	5,446,411
Financial assets that have been derecognized	(6,708,654)	(4,763,904)
Foreign exchange and other movements	(263,331)	509,823
Ending balance	14,808,799	15,460,544
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(789)	0
New financial assets originated or purchased	414,765	282,800
Financial assets that have been derecognized	(244,413)	(199,319)
Foreign exchange and other movements	(4,777)	37,787
Allowance for loan losses	1,041,873	880,117	$ 768,120
Net carrying amount	21,576,108	22,254,697
IFRS9 [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount	14,061,182	14,915,345
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	5,243,288	4,797,540
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	2,271,638	2,541,812
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	23,134,814
Ending balance	22,617,981	23,134,814
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,460,544
Ending balance	14,808,799	15,460,544
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,876,041
Ending balance	5,316,753	4,876,041
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,798,229
Ending balance	2,492,429	2,798,229
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,041,873	880,117
IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	747,617	545,199
IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	73,465	78,501
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	220,791	256,417
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	610,506	508,554
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(3,089)
New financial assets originated or purchased	235,149	87,496
Financial assets that have been derecognized	(191,909)	(58,435)
Foreign exchange and other movements	66,523	48,266
Ending balance	1,088,954	610,506
Individually assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	610,506	508,554
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(3,089)
New financial assets originated or purchased	235,149	87,496
Financial assets that have been derecognized	(191,909)	(58,435)
Foreign exchange and other movements	66,523	48,266
Ending balance	1,088,954	610,506
Individually assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	321,444	193,135
Individually assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	321,444	193,135
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	20,807
- Transfer to stage 2	(7,573)
- Transfer to stage 3	(5,410)
New financial assets originated or purchased	32,170
Financial assets that have been derecognized	(13,399)
Foreign exchange and other movements	25,096
Ending balance	100,922	20,807
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	20,807
- Transfer to stage 2	(7,573)
- Transfer to stage 3	(5,410)
New financial assets originated or purchased	32,170
Financial assets that have been derecognized	(13,399)
Foreign exchange and other movements	25,096
Ending balance	100,922	20,807
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	321,488	367,611
- Transfer to stage 2	7,573
- Transfer to stage 3	(84,512)	(116,202)
- Changes due to modifications that did not result in derecognition	(1,810)
New financial assets originated or purchased	80,355	55,367
Financial assets that have been derecognized	(73,546)	(46,681)
Foreign exchange and other movements	79,267	35,734
Ending balance	499,537	321,488
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	321,488	367,611
- Transfer to stage 2	7,573
- Transfer to stage 3	(84,512)	(116,202)
- Changes due to modifications that did not result in derecognition	(1,810)
New financial assets originated or purchased	80,355	55,367
Financial assets that have been derecognized	(73,546)	(46,681)
Foreign exchange and other movements	79,267	35,734
Ending balance	499,537	321,488
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	268,211	140,943
- Transfer to stage 3	89,922	116,202
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(1,279)
New financial assets originated or purchased	122,624	32,129
Financial assets that have been derecognized	(104,964)	(11,754)
Foreign exchange and other movements	(37,840)	12,532
Ending balance	488,495	268,211
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	268,211	140,943
- Transfer to stage 3	89,922	116,202
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(1,279)
New financial assets originated or purchased	122,624	32,129
Financial assets that have been derecognized	(104,964)	(11,754)
Foreign exchange and other movements	(37,840)	12,532
Ending balance	488,495	268,211
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,524,308	20,973,936
- Charge-offs	(315,567)	(151,431)
- Changes due to modifications that did not result in derecognition	(262,888)
New financial assets originated or purchased	8,681,482	7,255,836
Financial assets that have been derecognized	(8,258,678)	(5,997,019)
Foreign exchange and other movements	(467,658)	489,452
Ending balance	21,529,027	22,524,308
Collectively assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,850,038	13,858,346
- Charge-offs	(168,464)	(76,845)
- Changes due to modifications that did not result in derecognition	(171,166)
New financial assets originated or purchased	6,428,008	5,358,915
Financial assets that have been derecognized	(6,516,745)	(4,705,469)
Foreign exchange and other movements	(329,854)	461,557
Ending balance	13,719,845	14,850,038
Collectively assessed for credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,876,041	4,445,827
- Charge-offs	(12,491)	(12,381)
- Changes due to modifications that did not result in derecognition	(33,592)
New financial assets originated or purchased	1,050,291	782,870
Financial assets that have been derecognized	(504,911)	(412,317)
Foreign exchange and other movements	(58,585)	72,042
Ending balance	5,316,753	4,876,041
Collectively assessed for credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,798,229	2,669,763
- Charge-offs	(134,612)	(62,205)
- Changes due to modifications that did not result in derecognition	(58,130)
New financial assets originated or purchased	1,203,183	1,114,051
Financial assets that have been derecognized	(1,237,022)	(879,233)
Foreign exchange and other movements	(79,219)	(44,147)
Ending balance	2,492,429	2,798,229
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	720,429	686,982
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	426,173	352,064
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	73,465	78,501
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	220,791	256,417
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	18,691,115	17,697,774
Changes in the allowances - Transfer to stage 1	627,546	392,454
- Transfer to stage 2	(1,791,800)	(749,463)
- Transfer to stage 3	(69,979)	(113,903)
- Charge-offs	(15,705)	(13,979)
- Changes due to modifications that did not result in derecognition	(235,650)
New financial assets originated or purchased	6,798,612	6,487,407
Financial assets that have been derecognized	(7,224,940)	(5,024,522)
Foreign exchange and other movements	(402,950)	36,154
Ending balance	16,327,018	18,691,115
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	12,445,411	11,935,270
Changes in the allowances - Transfer to stage 1	196,395	158,836
- Transfer to stage 2	(829,499)	(430,358)
- Transfer to stage 3	(37,142)	(85,689)
- Charge-offs	(443)	(654)
- Changes due to modifications that did not result in derecognition	(156,731)
New financial assets originated or purchased	5,000,040	4,901,848
Financial assets that have been derecognized	(5,865,418)	(4,049,247)
Foreign exchange and other movements	(275,404)	36,212
Ending balance	10,427,978	12,445,411
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,043,765	3,626,811
Changes in the allowances - Transfer to stage 1	265,412	112,611
- Transfer to stage 2	(613,181)	(174,723)
- Transfer to stage 3	(7,706)	(12,815)
- Charge-offs		(36)
- Changes due to modifications that did not result in derecognition	(27,511)
New financial assets originated or purchased	971,616	763,342
Financial assets that have been derecognized	(411,059)	(330,014)
Foreign exchange and other movements	(54,821)	58,589
Ending balance	4,166,515	4,043,765
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,201,939	2,135,693
Changes in the allowances - Transfer to stage 1	165,739	121,007
- Transfer to stage 2	(349,120)	(144,382)
- Transfer to stage 3	(25,131)	(15,399)
- Charge-offs	(15,262)	(13,289)
- Changes due to modifications that did not result in derecognition	(51,408)
New financial assets originated or purchased	826,956	822,217
Financial assets that have been derecognized	(948,463)	(645,261)
Foreign exchange and other movements	(72,725)	(58,647)
Ending balance	1,732,525	2,201,939
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,864,199	2,532,128
Changes in the allowances - Transfer to stage 1	(601,963)	(371,983)
- Transfer to stage 2	1,876,532	816,577
- Transfer to stage 3	(153,174)	(192,565)
- Charge-offs	(38,228)	(22,862)
- Changes due to modifications that did not result in derecognition	(25,330)
New financial assets originated or purchased	1,474,294	583,765
Financial assets that have been derecognized	(837,836)	(771,046)
Foreign exchange and other movements	(110,636)	315,844
Ending balance	4,277,136	2,864,199
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,725,817	1,428,951
Changes in the allowances - Transfer to stage 1	(188,266)	(145,228)
- Transfer to stage 2	848,497	454,203
- Transfer to stage 3	(95,739)	(113,481)
- Charge-offs	(2,370)	(1,314)
- Changes due to modifications that did not result in derecognition	(11,529)
New financial assets originated or purchased	1,070,353	341,720
Financial assets that have been derecognized	(508,072)	(506,777)
Foreign exchange and other movements	(103,453)	293,402
Ending balance	2,564,516	1,725,817
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	656,010	659,119
Changes in the allowances - Transfer to stage 1	(259,632)	(112,195)
- Transfer to stage 2	669,912	210,287
- Transfer to stage 3	(36,114)	(64,770)
- Charge-offs	(63)	(115)
- Changes due to modifications that did not result in derecognition	(6,693)
New financial assets originated or purchased	76,558	17,230
Financial assets that have been derecognized	(71,328)	(62,240)
Foreign exchange and other movements	(2,729)	8,694
Ending balance	1,025,921	656,010
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	482,372	444,058
Changes in the allowances - Transfer to stage 1	(154,065)	(114,560)
- Transfer to stage 2	358,123	152,087
- Transfer to stage 3	(21,321)	(14,314)
- Charge-offs	(35,795)	(21,433)
- Changes due to modifications that did not result in derecognition	(7,108)
New financial assets originated or purchased	327,383	224,815
Financial assets that have been derecognized	(258,436)	(202,029)
Foreign exchange and other movements	(4,454)	13,748
Ending balance	686,699	482,372
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	968,994	744,034
Changes in the allowances - Transfer to stage 1	(25,583)	(20,471)
- Transfer to stage 2	(84,732)	(67,114)
- Transfer to stage 3	223,153	306,468
- Charge-offs	(261,634)	(114,590)
- Changes due to modifications that did not result in derecognition	(1,908)
New financial assets originated or purchased	408,576	184,664
Financial assets that have been derecognized	(195,902)	(201,451)
Foreign exchange and other movements	45,928	137,454
Ending balance	924,873	968,994
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	678,810	494,125
Changes in the allowances - Transfer to stage 1	(8,129)	(13,608)
- Transfer to stage 2	(18,998)	(23,845)
- Transfer to stage 3	132,881	199,170
- Charge-offs	(165,651)	(74,877)
- Changes due to modifications that did not result in derecognition	(2,906)
New financial assets originated or purchased	357,615	115,347
Financial assets that have been derecognized	(143,255)	(149,445)
Foreign exchange and other movements	49,003	131,943
Ending balance	727,351	678,810
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	176,266	159,897
Changes in the allowances - Transfer to stage 1	(5,780)	(416)
- Transfer to stage 2	(56,731)	(35,564)
- Transfer to stage 3	43,820	77,585
- Charge-offs	(12,428)	(12,230)
- Changes due to modifications that did not result in derecognition	612
New financial assets originated or purchased	2,117	2,298
Financial assets that have been derecognized	(22,524)	(20,063)
Foreign exchange and other movements	(1,035)	4,759
Ending balance	124,317	176,266
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	113,918	90,012
Changes in the allowances - Transfer to stage 1	(11,674)	(6,447)
- Transfer to stage 2	(9,003)	(7,705)
- Transfer to stage 3	46,452	29,713
- Charge-offs	(83,555)	(27,483)
- Changes due to modifications that did not result in derecognition	386
New financial assets originated or purchased	48,844	67,019
Financial assets that have been derecognized	(30,123)	(31,943)
Foreign exchange and other movements	(2,040)	752
Ending balance	$ 73,205	$ 113,918